Investments - Future payments under contractual commitments (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of subsidiaries [line items]
Long-term service agreements	$ 289
2022
Disclosure of subsidiaries [line items]
Long-term service agreements	89
2023
Disclosure of subsidiaries [line items]
Long-term service agreements	46
2024
Disclosure of subsidiaries [line items]
Long-term service agreements	43
2025
Disclosure of subsidiaries [line items]
Long-term service agreements	32
2026
Disclosure of subsidiaries [line items]
Long-term service agreements	25
2027
Disclosure of subsidiaries [line items]
Long-term service agreements	$ 54